Employee benefits - Summary of Relevant Actuarial Assumption Affected the Defined Benefit Obligation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Relevant Actuarial Assumption Affected the Defined Benefit Obligation [Line Items]
Discount rate	9.34%	10.64%	9.00%
Multi-employer defined benefit plans
Disclosure of Relevant Actuarial Assumption Affected the Defined Benefit Obligation [Line Items]
Discount rate	0.50%
Rate of compensation	0.50%
Amount of discount rate actual assumptions defined benefit increases	$ (6,967)
Amount of compensation rate actual assumptions defined benefit increases	(6,251)
Amount of discount rate actual assumptions defined benefit decreases	7,256
Amount of compensation rate actual assumptions defined benefit decreases	$ 6,780